Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories	INVENTORIES Inventories consist of the following:

	December 31,	December 31,
	2024	2023
Raw materials	348	298
Work-in-process	1,684	1,745
Finished products	762	655
Total	2,794	2,698